Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	MRD
Entity Registrant Name	Memorial Resource Development Corp.
Entity Central Index Key	0001599222